Employee compensation and benefits - Income statement charge (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Employee Compensation And Benefits [Abstract]
Percentage increase in plan liabilities due to past service cost	0.80%	0.80%
Past service cost, net defined benefit liability (asset)	$ 226	£ 177
Defined benefit pension plans	355		$ 100	$ 218
Defined contribution pension plans	756		603	783
Pension plans	1,111		703	1,001
Defined benefit and contribution healthcare plans	21		(34)	41
Post-employment benefits	$ 1,132		$ 669	$ 1,042